Total Equity - Treasury Shares (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 17, 2018
Disclosure of reserves within equity [line items]
Maximum authorized pro rata acquisition of treasury shares					€ 120
Maximum percentage of issued share capital that can be held by the entity		10.00%
Total acquisition cost		€ 949	€ 1,500	€ 0
Highest
Disclosure of reserves within equity [line items]
Maximum authorized pro rata acquisition of treasury shares	€ 5,000
Total acquisition cost	€ 949,000